Income Taxes (Tables)	12 Months Ended
Oct. 31, 2012
Income Taxes [Abstract]
Schedule Of Income Tax Expense (Benefit)

Fiscal year ended October 31, 2012	Current	Deferred	Total
U.S. Federal	$1,648,945	$(491,256)	$1,157,689
State	167,160	(67,514)	99,646
Totals	$1,816,105	$(558,770)	$1,257,335

Fiscal year ended October 31, 2011	Current	Deferred	Total
U.S. Federal	$137,721	$143,800	$281,521
State	128,434	(11,703)	116,731
Totals	$266,155	$132,097	$398,252

Fiscal year ended October 31, 2010	Current	Deferred	Total
U.S. Federal	$652,511	$(628,132)	$24,379
State	162,974	(96,063)	66,911
Totals	$815,485	$(724,195)	$91,290

Schedule Of Effective Income Tax Reconciliation

	Years ended October 31,
	2012	2011	2010

"Expected" tax expense (benefit)	$1,320,402	$290,955	$(2,012,466)
Increase (reduction) in income tax expense
(benefit) resulting from:
Impact of nondeductible write-off of goodwill	—	—	1,897,285
Benefits from Sec. 199 manufacturing
deduction	(177,230)	(13,702)	(34,870)
Impact of restricted share grants	—	—	136,225
State income taxes, net of federal benefit	62,936	77,042	44,061
Other differences, net	51,227	43,957	61,055

Reported income tax expense (benefit)	$1,257,335	$398,252	$91,290

Schedule Of Deferred Tax Assets And Liabilities

	October 31,
	2012	2011

Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts
and sales returns	$77,356	$137,385
Inventories, due to allowance for damaged and slow-moving
inventories and additional costs inventoried for tax purposes
pursuant to the Tax Reform Act of 1986	995,304	790,363
Liabilities recorded for accrued expenses, deductible for tax
purposes when paid	755,772	521,930
Share-based compensation expense	205,131	89,499
Investment in Centric Solutions	153,631	166,154
Net operating loss carryforwards	951,397	1,140,133
Other	92,766	85,291

Total gross deferred tax assets	3,231,357	2,930,755

Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and
capital gain recognition	(428,010)	(675,223)
Other receivables, due to accrual for financial reporting
purposes	—	(10,955)

Total gross deferred tax liabilities	(428,010)	(686,178)
Net deferred tax asset	$2,803,347	$2,244,577

Schedule Of Unrecognized Tax Benefits

	October 31,
	2012	2011
Unrecognized tax benefits balance at beginning of year	$205,171	$179,571
Gross increases (decreases) for tax positions of prior years	(30,055)	29,757
Gross increases for current year tax positions	46,223	—
Reductions to unrecognized tax benefits resulting from
the lapse of applicable statute of limitations	—	(4,157)
Unrecognized tax benefits balance at end of year	$221,339	$205,171